COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2013
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

16.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are ten years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2011, February 29, 2012 and February 28, 2013 were $15,457,321, $26,212,907 and $32,846,710, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2013 were as follows:

Fiscal year ending
February 2014	$33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684

Total	$88,178,640

Contingencies

As of February 28, 2013, the Group is in the process of preparing filings and applying for permits for certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group does not record any liabilities.